Customer and Supplier Concentration	12 Months Ended
Mar. 31, 2021
Risks and Uncertainties [Abstract]
CUSTOMER AND SUPPLIER CONCENTRATION

NOTE 15 – CUSTOMER AND SUPPLIER CONCENTRATION

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.

The Company’s sales are made to customers that are located primarily in China. For the years ended March 31, 2021, 2020 and 2019, no individual customer accounted for more than 10% of the Company’s total revenues.

For the years ended March 31, 2021 and 2020, the Company purchased a substantial portion of raw materials from one third-party supplier (16.84% of total raw materials purchase for the year ended March 31, 2021 and 16.67% of total raw materials purchases for the year ended March 31, 2020). As of March 31, 2021, the amounts due to this vendor was $645,635. As of March 31, 2020, the amounts due to this vendor was $-0-. For the year ended March 31, 2019, the Company purchased a substantial portion of raw materials from two third-party suppliers (12.7% and 11.7% of total purchases for the year ended March 31, 2019, respectively). As of March 31, 2019, the amounts due to the two vendors were $384,547 and $129,984, respectively. The Company believes there are numerous other suppliers that could be substituted should these suppliers become unavailable or non-competitive.